Document and Entity Information	0 Months Ended
Dec. 31, 2012
Risk/Return:
Document Type	497
Document Period End Date	Dec. 31, 2012
Registrant Name	VAN ECK FUNDS
Central Index Key	0000768847
Amendment Flag	false
Document Creation Date	Jul. 19, 2013
Document Effective Date	Jul. 19, 2013
Prospectus Date	May 01, 2013